Loss Per Share - Schedule of Computation of Potentially Anti-Dilutive Securities (Detail) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share Options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	29,131,536	62,468,172	99,267,557